Expense Example - Keeley Dividend ETF - Keeley Dividend ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 196